Condensed Consolidated Statement of Stockholders' Deficit (Unaudited) - USD ($)	Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Series E Convertible Preferred Stock [Member] Common Stock [Member]	Series F Convertible Preferred Stock [Member] Preferred Stock [Member]	Series F Convertible Preferred Stock [Member] Common Stock [Member]	Series F Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014							3,332,838
Balance at Dec. 31, 2014							$ 3,333	$ 157,694,623	$ (115,735,929)	$ 41,962,027
Stock Issued During Period, Value, Employee Stock Purchase Plan							3	49,754		49,757
Net Loss									(40,482,802)	(40,482,802)
Balance (in shares) at Dec. 31, 2015							3,342,390
Balance at Dec. 31, 2015							$ 3,343	158,761,075	(156,218,731)	2,545,687
Stock Issued During Period, Value, Employee Stock Purchase Plan							30	28,922		28,952
Net Loss									(20,436,496)	(20,436,496)
Balance (in shares) at Dec. 31, 2016	500,000		1,233			1,233	18,327,263
Balance at Dec. 31, 2016	$ 500		$ 1			$ 2	$ 18,327	173,782,939	(176,655,227)	(2,853,458)
Conversion of convertible preferred stock into common shares (in shares)	(500,000)	500,000	(390)	1,950,000
Conversion of convertible preferred stock into common shares	$ (500)	$ 500		$ 1,950	$ (1,950)
Stock-based compensation for options								352,281		352,281
Issuance of common stock under employee stock purchase plan (in shares)							2,240
Stock Issued During Period, Value, Employee Stock Purchase Plan							$ 2	356		358
Net Loss									(3,813,060)	(3,813,060)
Balance (in shares) at Mar. 31, 2017			843			1,233	20,779,503
Balance at Mar. 31, 2017			$ 1			$ 2	$ 20,779	$ 174,133,626	$ (180,468,287)	$ (6,313,879)